Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO		Compensation “Actually Paid” to PEO		Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation “Actually Paid” to Non-PEO NEOs (3)(5)	Value of Initial Fixed $100 Investment Based On:
	Peter R. Orszag (1)	Kenneth M. Jacobs (2)	Peter R. Orszag (3)	Kenneth M. Jacobs (3)			Total Shareholder Return (6)	Peer Group Total Shareholder Return (7)	Net Income US GAAP (millions) (8)	Share Price (9)
2025	$13,723,452	—	$10,068,024	—	$8,831,511	$6,303,201	$146.59	$202.86	$237	$48.56
2024	$11,395,756	—	$62,218,118	—	$6,999,823	$24,158,637	$149.04	$176.45	$280	$51.48
2023	$30,834,841	$10,883,187	$34,445,932	$11,846,936	$12,107,938	$13,125,354	$96.25	$135.21	$(75)	$34.80
2022	—	$10,888,560	—	$16,756,607	$6,345,221	$8,782,919	$90.10	$120.61	$358	$34.67
2021	—	$11,777,331	—	$26,276,748	$7,916,113	$14,177,208	$107.44	$134.87	$528	$43.63

Company Selected Measure Name	share price
Named Executive Officers, Footnote	Reflects amounts of total compensation reported for Mr. Orszag in the Summary Compensation Table for 2025, 2024 and 2023.Reflects amounts of total compensation reported for Mr. Jacobs as CEO in the Summary Compensation Table for each applicable year.
Adjustment To PEO Compensation, Footnote	Represents the amount of compensation “actually paid” to our NEOs, as computed in accordance with Item 402(v) of Regulation S-K and shown in the table below. The dollar amounts do not in all cases reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year, and are not indicative of future amounts that may be paid or become payable to our NEOs pursuant to certain awards. In particular, grants of performance-based awards to our NEOs are based on three-year forward-looking performance metrics, or the achievement of the Minimum Value Condition. The table below sets forth the adjustments made during each year in the table to calculate the compensation “actually paid” to our NEOs during each year in the table, even though many of these amounts were not actually paid:

Adjustments to Determine Compensation “Actually Paid”	PEOs						Non-PEO NEOs (Average)
Year	2025 (Orszag)	2024 (Orszag)	2023 (Orszag)	2023 (Jacobs)	2022 (Jacobs)	2021 (Jacobs)	2025	2024	2023	2022	2021
Changes in performance award estimates during year at end of covered year fair value	$—	$(179,583)	$—	$1,145,825	$9,885,195	$11,937,874	$—	$(148,479)	$309,050	$3,896,661	$4,991,563
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(8,666,548)	(6,435,562)	(25,799,438)	(7,907,734)	(9,750,997)	(7,676,604)	(6,144,317)	(4,420,128)	(7,605,559)	(4,769,405)	(4,185,435)
Fair value of awards granted during year that remain outstanding as of covered year end	9,366,738	8,659,245	28,980,885	7,656,905	10,923,318	7,961,443	5,907,392	5,924,190	8,219,409	5,313,810	4,317,322
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(1,283,863)	1,401,145	128,020	833,794	(3,258,154)	(563,308)	(423,470)	601,008	174,035	(1,204,694)	(265,914)
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested at the end of the covered year	(5,655,114)	43,998,188	(729,998)	(2,807,722)	(4,379,578)	536,540	(2,402,962)	13,667,043	(703,195)	(1,768,681)	357,053

Adjustments to Determine Compensation “Actually Paid”	PEOs						Non-PEO NEOs (Average)
Year	2025 (Orszag)	2024 (Orszag)	2023 (Orszag)	2023 (Jacobs)	2022 (Jacobs)	2021 (Jacobs)	2025	2024	2023	2022	2021
Increase based on dividends or other earnings paid or earned during covered year based on actual performance or performance estimates at the end of the covered year	2,583,358	3,378,928	1,031,622	2,042,682	2,448,263	2,303,472	535,045	1,535,180	623,677	970,007	1,046,505
Total Equity Award Adjustments	$(3,655,429)	$50,822,362	$3,611,090	$963,750	$5,868,047	$14,499,417	$(2,528,312)	$17,158,814	$1,017,416	$2,437,698	$6,261,094
Changes in Pension Value Reflected in Summary Compensation Table	—	—	—	—	—	—	—	—	—	—	—
Total Adjustments	$3,655,429	$50,822,362	$3,611,090	$963,750	$5,868,047	$14,499,417	$2,528,312	$17,158,814	$1,017,416	$2,437,698	$6,261,094

Non-PEO NEO Average Total Compensation Amount	$ 8,831,511	$ 6,999,823	$ 12,107,938	$ 6,345,221	$ 7,916,113
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,303,201	24,158,637	13,125,354	8,782,919	14,177,208
Adjustment to Non-PEO NEO Compensation Footnote	Represents the amount of compensation “actually paid” to our NEOs, as computed in accordance with Item 402(v) of Regulation S-K and shown in the table below. The dollar amounts do not in all cases reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year, and are not indicative of future amounts that may be paid or become payable to our NEOs pursuant to certain awards. In particular, grants of performance-based awards to our NEOs are based on three-year forward-looking performance metrics, or the achievement of the Minimum Value Condition. The table below sets forth the adjustments made during each year in the table to calculate the compensation “actually paid” to our NEOs during each year in the table, even though many of these amounts were not actually paid:

Adjustments to Determine Compensation “Actually Paid”	PEOs						Non-PEO NEOs (Average)
Year	2025 (Orszag)	2024 (Orszag)	2023 (Orszag)	2023 (Jacobs)	2022 (Jacobs)	2021 (Jacobs)	2025	2024	2023	2022	2021
Changes in performance award estimates during year at end of covered year fair value	$—	$(179,583)	$—	$1,145,825	$9,885,195	$11,937,874	$—	$(148,479)	$309,050	$3,896,661	$4,991,563
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(8,666,548)	(6,435,562)	(25,799,438)	(7,907,734)	(9,750,997)	(7,676,604)	(6,144,317)	(4,420,128)	(7,605,559)	(4,769,405)	(4,185,435)
Fair value of awards granted during year that remain outstanding as of covered year end	9,366,738	8,659,245	28,980,885	7,656,905	10,923,318	7,961,443	5,907,392	5,924,190	8,219,409	5,313,810	4,317,322
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(1,283,863)	1,401,145	128,020	833,794	(3,258,154)	(563,308)	(423,470)	601,008	174,035	(1,204,694)	(265,914)
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested at the end of the covered year	(5,655,114)	43,998,188	(729,998)	(2,807,722)	(4,379,578)	536,540	(2,402,962)	13,667,043	(703,195)	(1,768,681)	357,053

Adjustments to Determine Compensation “Actually Paid”	PEOs						Non-PEO NEOs (Average)
Year	2025 (Orszag)	2024 (Orszag)	2023 (Orszag)	2023 (Jacobs)	2022 (Jacobs)	2021 (Jacobs)	2025	2024	2023	2022	2021
Increase based on dividends or other earnings paid or earned during covered year based on actual performance or performance estimates at the end of the covered year	2,583,358	3,378,928	1,031,622	2,042,682	2,448,263	2,303,472	535,045	1,535,180	623,677	970,007	1,046,505
Total Equity Award Adjustments	$(3,655,429)	$50,822,362	$3,611,090	$963,750	$5,868,047	$14,499,417	$(2,528,312)	$17,158,814	$1,017,416	$2,437,698	$6,261,094
Changes in Pension Value Reflected in Summary Compensation Table	—	—	—	—	—	—	—	—	—	—	—
Total Adjustments	$3,655,429	$50,822,362	$3,611,090	$963,750	$5,868,047	$14,499,417	$2,528,312	$17,158,814	$1,017,416	$2,437,698	$6,261,094
Reflects the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the Summary Compensation
Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Mses. Betsch and Soto and Messrs. Hogbin, Russo, and Weideman; (ii) for 2024,
Mses. Betsch and Soto and Messrs. Jacob and Russo; (ii) for 2023, Mses. Betsch and Soto and Mr. Russo; (iii) for 2022, Ms. Betsch and
Messrs. Orszag, Russo, Bhutani, and Stern; and (iv) for 2021, Messrs. Orszag, Russo, Bhutani, and Stern.
Represents the average amount of compensation “actually paid” to the non-PEO NEOs as a group, as computed in accordance with
Item 402(v) of Regulation S-K, in accordance with the methodology reflected in footnote (2) to this Pay Versus Performance table.

Compensation Actually Paid vs. Total Shareholder Return	For 2021 to 2022, our TSR reflected modest correlation to compensation “actually paid” due to both our record performance for 2021, which more than offset the prior inverse correlation, and the change in 2022 of the mix of cash and equity-based compensation for certain of our NEOs as the value of the shares underlying equity-based awards decreased at a slower pace than the S&P Financial Index. For 2022 to 2023, our TSR continued showing a direct correlation to compensation “actually paid” as we continued our compensation practice of having equity-based compensation make up a significant proportion of our
NEOs’ total compensation mix. For 2023 to 2024, our TSR showed a more direct correlation to compensation “actually paid”
due to our strong performance for 2024. For 2024 to 2025, our TSR showed a direct correlation to compensation “actually paid” due to our solid performance for 2025.

Compensation Actually Paid vs. Net Income	Net Income also reflected a modest correlation in 2021 to 2022 as we posted record results for 2021 and the change in the mix of cash and equity-based compensation for certain of our NEOs in 2022 as the value of shares of our common stock underlying equity-based awards decreased. In light of challenging macroeconomic conditions, Net Income showed an inverse correlation to compensation “actually paid” in 2022 to 2023. Net Income showed a more direct correlation in 2023 to 2024 and
2024 to 2025 as we posted strong results for 2024 and 2025, respectively.

Compensation Actually Paid vs. Company Selected Measure	Share price was positively correlated with compensation “actually paid” for 2021 to 2022, 2023 to 2024, and 2024 to 2025. For
2022 to 2023, while share price remained relatively flat, compensation “actually paid” generally increased, reflecting the impact of our management transition, including special grants to certain of our NEOs during 2023.

Total Shareholder Return Vs Peer Group	For 2021 to 2022, our TSR reflected modest correlation to compensation “actually paid” due to both our record performance for 2021, which more than offset the prior inverse correlation, and the change in 2022 of the mix of cash and equity-based compensation for certain of our NEOs as the value of the shares underlying equity-based awards decreased at a slower pace than the S&P Financial Index. For 2022 to 2023, our TSR continued showing a direct correlation to compensation “actually paid” as we continued our compensation practice of having equity-based compensation make up a significant proportion of our
NEOs’ total compensation mix. For 2023 to 2024, our TSR showed a more direct correlation to compensation “actually paid”
due to our strong performance for 2024. For 2024 to 2025, our TSR showed a direct correlation to compensation “actually paid” due to our solid performance for 2025.

Tabular List, Table	Share price •Adjusted net revenue •Adjusted operating margin •Return of capital
Total Shareholder Return Amount	$ 146.59	149.04	96.25	90.10	107.44
Peer Group Total Shareholder Return Amount	202.86	176.45	135.21	120.61	134.87
Net Income (Loss)	$ 237,000,000	$ 280,000,000	$ (75,000,000)	$ 358,000,000	$ 528,000,000
Company Selected Measure Amount | shares	48.56	51.48	34.80	34.67	43.63
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period, plus the amount of dividends paid on our common stock during the measurement period (assuming the reinvestment of such dividends when they are paid).
Reflects the value of a fixed $100 investment made on December 31, 2020. With respect to each of 2025, 2024, 2023, 2022, and 2021,
Peer Group Total Shareholder Return reflects the total shareholder return of the S&P 500 Financials Index.
	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year. To comply with the SEC’s requirements, we have chosen our closing share price at the last trading day of each calendar year as our Company Selected Measure, as described further below.
Measure:: 1
Pay vs Performance Disclosure
Name	Share price
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted net revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted operating margin
Measure:: 4
Pay vs Performance Disclosure
Name	Return of capital
Peter R. Orszag [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,723,452	$ 11,395,756	$ 30,834,841
PEO Actually Paid Compensation Amount	$ 10,068,024	$ 62,218,118	$ 34,445,932
PEO Name	Mr. Orszag	Mr. Orszag	Mr. Orszag
Kenneth M. Jacobs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,883,187	$ 10,888,560	$ 11,777,331
PEO Actually Paid Compensation Amount			$ 11,846,936	$ 16,756,607	$ 26,276,748
PEO Name			Mr. Jacobs	Mr. Jacobs	Mr. Jacobs
PEO | Peter R. Orszag [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,655,429	$ 50,822,362	$ 3,611,090
PEO | Peter R. Orszag [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Peter R. Orszag [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,655,429)	50,822,362	3,611,090
PEO | Peter R. Orszag [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,666,548)	(6,435,562)	(25,799,438)
PEO | Peter R. Orszag [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,366,738	8,659,245	28,980,885
PEO | Peter R. Orszag [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,655,114)	43,998,188	(729,998)
PEO | Peter R. Orszag [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,283,863)	1,401,145	128,020
PEO | Peter R. Orszag [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,583,358	3,378,928	1,031,622
PEO | Kenneth M. Jacobs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			963,750	$ 5,868,047	$ 14,499,417
PEO | Kenneth M. Jacobs [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Kenneth M. Jacobs [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			963,750	5,868,047	14,499,417
PEO | Kenneth M. Jacobs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,907,734)	(9,750,997)	(7,676,604)
PEO | Kenneth M. Jacobs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,656,905	10,923,318	7,961,443
PEO | Kenneth M. Jacobs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,807,722)	(4,379,578)	536,540
PEO | Kenneth M. Jacobs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			833,794	(3,258,154)	(563,308)
PEO | Kenneth M. Jacobs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,042,682	2,448,263	2,303,472
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,528,312	17,158,814	1,017,416	2,437,698	6,261,094
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,528,312)	17,158,814	1,017,416	2,437,698	6,261,094
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,144,317)	(4,420,128)	(7,605,559)	(4,769,405)	(4,185,435)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,907,392	5,924,190	8,219,409	5,313,810	4,317,322
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,402,962)	13,667,043	(703,195)	(1,768,681)	357,053
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(423,470)	601,008	174,035	(1,204,694)	(265,914)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 535,045	$ 1,535,180	$ 623,677	$ 970,007	$ 1,046,505